Debt and Financing Arrangements (Details Textual) - Types of Financial Instruments [Domain] $ in Millions	12 Months Ended
	Apr. 30, 2015 USD ($) Bank	Apr. 30, 2014 USD ($)	Apr. 30, 2013 USD ($)	Mar. 20, 2015 USD ($)	Mar. 02, 2015 USD ($)	Feb. 02, 2015 USD ($)
Debt and Financing Arrangements (Textual) [Abstract]
Repayment of long-term debt	$ 4,193.9	$ 50.0	$ 50.0
Capitalized debt issuance costs	46.4	6.7
Other debt costs	173.3	0.0	0.0
Debt instrument face amount				$ 3,700.0
Debt assumed and repaid in acquisition	$ 1,700.0
Debt and Financing Arrangements (Additional Textual) [Abstract]
Number of banks | Bank	11
Revolving credit facility maximum borrowing capacity	$ 1,500.0
Percentage of the principal amount thereof which company can prepay	100.00%
Interest paid	$ 92.3	83.3	$ 97.7
Commercial paper, borrowing capacity	1,000.0
Commercial paper, amount outstanding	226.0
Senior Notes [Member]
Debt and Financing Arrangements (Textual) [Abstract]
Repayment of long-term debt	1,100.0
Debt instrument face amount				$ 3,700.0
Make-whole payments on long-term debt	163.3
4.78% Senior Notes due June 1, 2014 [Member]
Debt and Financing Arrangements (Textual) [Abstract]
Repayment of long-term debt	$ 100.0
Interest rate on notes	4.78%
Debt instrument face amount	$ 0.0	100.0
3.50% Senior Notes due October 15, 2021 [Member]
Debt and Financing Arrangements (Textual) [Abstract]
Interest rate on notes	3.50%
Debt instrument face amount	$ 750.0	750.0
Term Loan Credit Agreement due March 23, 2020 [Member]
Debt and Financing Arrangements (Textual) [Abstract]
Repayment of long-term debt	200.0
Capitalized debt issuance costs	5.2
Debt instrument face amount	$ 1,550.0	0.0			$ 1,800.0
Weighted average interest rate on long-term debt	1.53%
Percent of principal to be paid quarterly	2.50%
Long-term Debt [Member]
Debt and Financing Arrangements (Textual) [Abstract]
Increase to long-term debt related to termination of interest rate swap	$ 51.3
Commercial Paper [Member]
Debt and Financing Arrangements (Textual) [Abstract]
Commercial paper weighted-average interest rate	0.45%
Cash Flow Hedging [Member]
Outstanding derivative contracts
Gain (loss) on early termination agreement	$ (4.0)
Fair Value Hedging [Member]
Outstanding derivative contracts
Gain (loss) on early termination agreement	58.1
Interest rate contract [Member]
Outstanding derivative contracts
Gross contract notional amount	0.0	$ 750.0				$ 1,100.0
Interest receivable	4.6
Deferred gain on discontinuation of interest rate fair value hedge	53.5
Fair value adjustment of the interest rate swap	$ 14.9
Big Heart [Member] | Senior Notes [Member]
Debt and Financing Arrangements (Textual) [Abstract]
Interest rate on notes	7.625%
Debt assumed and repaid in acquisition	$ 900.0
Big Heart [Member] | Bridge Loan [Member]
Debt and Financing Arrangements (Textual) [Abstract]
Bridge loan					$ 3,800.0
Bridge loan term	364 days
Other debt costs	$ 21.5